[Pillsbury Winthrop Shaw Pittman LLP letterhead]

2475 Hanover Street Palo Alto, CA 94304-1114	Tel 650.233.4500 Fax 650.233.4545 www.pillsburylaw.com
January 11, 2006	Davina K. Kaile dkaile@pillsburylaw.com

Via Overnight Mail and EDGAR

Securities and Exchange Commission
100 F Street NE
Washington, DC 20549

Re:	Techwell, Inc. Registration Statement on Form S-1

Dear Ladies and Gentlemen:

        On behalf of Techwell, Inc. (the "Registrant"), transmitted herewith for filing with the Securities and Exchange Commission under the Securities Act of 1933, as amended (the "Act"), is one conformed copy of the Registrant's Registration Statement on Form S-1, together with the exhibits thereto (except for exhibits that will be filed by amendment). Manually executed signature pages and consents have been executed prior to the time of this electronic filing and will be retained by the Registrant for five (5) years.

        The filing fee of $9,229 has been calculated pursuant to Rule 457(o) of the General Rules and Regulations under the Act and has been sent by wire transfer to the Commission's lockbox at The Mellon Bank in Pittsburgh, Pennsylvania as required by Rule 13(c) of Regulation S-T. The wire was sent on Tuesday, December 20, 2005.

        The representatives of the underwriters have advised us that the proposed offering will be reviewed by representatives of the National Association of Securities Dealers, Inc. (the "NASD") and that copies of the Registration Statement and Underwriting Agreement are being forwarded to the NASD.

        The Registrant and the managing underwriters have authorized us to advise you that, as contemplated by Rule 461(a) under the Act, they may make oral requests for the acceleration of the Registration Statement's effectiveness and that they are aware of their respective obligations under the Act.

        Please direct any questions or information regarding this filing to the undersigned at (650) 233-4564.

Very truly yours,

/s/  DAVINA K. KAILE

Davina K. Kaile

cc:
The Nasdaq Stock Market, Inc.
Mr. Fumihiro Kozato
Mr. Mark Voll
Mr. Christopher Kaufman